Other current and non-current assets (Tables)	12 Months Ended
Dec. 31, 2024
Trade and other receivables [abstract]
Summary of Other current assets

Other current assets consist of the following:

	As of
	December 31, 2024	December 31, 2023
	(Euros in thousands)
Prepaid expenses	12,048	10,619
Value added tax receivables	888	1,644
Other assets	6,310	7,119
Total	19,246	19,382

Summary of Other non-current assets	Other non-current assets consist of the following:

	As of
	December 31, 2024	December 31, 2023
	(Euros in thousands)
Prepaid expenses	333	1,414
Other assets	917	603
Total	1,250	2,017